Unaudited interim condensed consolidated statements of comprehensive income - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Total revenues	$ 148,786,861	$ 68,440,445
Expenses/(income)
Voyage expenses	33,065,678	20,326,079
Voyage expenses – related party (Note 3)	1,785,657	834,616
Vessels' operating expenses	25,267,523	15,319,448
Vessels' operating expenses – related party (Note 3)	335,000	207,500
Drydocking costs	8,959,177	1,692,033
Management fees – related party (Note 3)	1,627,120	1,036,200
General and administrative expenses (including $256,241 and $262,797 to related parties, respectively) (Note 3)	2,152,123	2,282,941
Depreciation (Note 4)	16,125,505	10,749,128
Other operating income (Note 10)	(430,324)	0
Total expenses, net	88,887,459	52,447,945
Income from operations	59,899,402	15,992,500
Other (expenses) / income
Interest and finance costs	(8,618)	(6,722)
Interest expense – related parties	(583,529)	(1,437,750)
Interest income	3,921,937	4,458,564
Dividend income from related party (Note 3)	377,083	377,083
Foreign exchange gain/(loss)	(826,488)	4,666,745
Other income, net	2,880,385	8,057,920
Net income	$ 62,779,787	$ 24,050,420